Related party transactions - Material transactions with related parties (Details) - EUR (€) € in Thousands		6 Months Ended
	Jun. 27, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of transactions between related parties
Interest expenses		€ 10,830	€ 7,709
Proceeds of shareholder loan		86,968	61,493
Repayments of shareholder loan		26,313	12,197
Royalty		2,408	3,379
Borrowings		221,129		€ 165,508
Other current liabilities		29,154		75,378
Other non-current liabilities		30,212		7,442
Shanghai Fosun Bund Property Co., Ltd.
Disclosure of transactions between related parties
Rental expenses			162
Other current liabilities		9,043		9,671
Baozun Hong Kong Investment Limited and its subsidiaries
Disclosure of transactions between related parties
Other service expenses		322	723
Fosun International Limited
Disclosure of transactions between related parties
Interest expenses		7,742	1,869
Repayments of shareholder loan		9,151
Borrowings		208,179		134,649
Other current liabilities		14,857		7,362
Other current assets		239		267
Fosun JoyGo (HK) Technology Limited
Disclosure of transactions between related parties
Interest expenses			2
Proceeds of shareholder loan		86,102	58,127
Repayments of shareholder loan			1,107
Borrowings				16,710
Other current liabilities				53,172
Shanghai Fosun High Technology Group Finance Co., Ltd.
Disclosure of transactions between related parties
Interest expenses		56
Proceeds of shareholder loan		866	576
Repayments of shareholder loan		452
Borrowings		1,495		1,349
Other current liabilities		19		3
Shanghai Fosun High Technology (Group) Co., Ltd.
Disclosure of transactions between related parties
Interest expenses		491	504
Borrowings		9,155		10,221
Other current liabilities		361		403
Other non-current liabilities		3,032		2,872
FPI (US) I LLC
Disclosure of transactions between related parties
Interest expenses		99	110
Proceeds of shareholder loan			2,790
Borrowings		2,300		2,579
Other current liabilities		255		289
Meritz Securities Co., Ltd.
Disclosure of transactions between related parties
Interest expenses		2,442	5,224
Repayments of shareholder loan		16,710	11,090
Repayments of financing fund	€ 48,100	48,091
Fosun Holdings Limited
Disclosure of transactions between related parties
Other current liabilities		297		229
Baozun Hong Kong Investment Limited
Disclosure of transactions between related parties
Other current liabilities		1,532		1,105
Shanghai Yu Garden Group and its subsidiaries
Disclosure of transactions between related parties
Other current liabilities		1,867		2,114
Shanghai Fosun Industry Investment Co., Ltd.
Disclosure of transactions between related parties
Other current liabilities		923		1,030
Handsome Corporation
Disclosure of transactions between related parties
Sales of goods		249	730
Royalty		1,018	1,876
Itochu Corporation
Disclosure of transactions between related parties
Proceeds from financing of intangible assets		22,610
Royalty		1,390	€ 1,503
Other non-current liabilities		€ 27,180		€ 4,570